Long term incentive programmes - Outstanding instruments - Options (Details)	12 Months Ended
	Dec. 31, 2024 Options	Dec. 31, 2024 € / shares	Dec. 31, 2023 shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 shares € / shares
Awards granted to executive management
Number of outstanding instruments - Options
Outstanding at the beginning	967,029		344,589
Number of options granted	386,023		622,440		344,589
Outstanding at the end	1,353,052		967,029		344,589
WAEP of outstanding instruments - Options
Outstanding at the beginning		€ 3.47		€ 3.16
Granted during the year		6.24		3.64	€ 3.16
Exercised during the year		3.03
Outstanding at the end		4.39		3.47	€ 3.16
Awards granted to other employees
Number of outstanding instruments - Options
Outstanding at the beginning	894,123		330,963
Number of options granted	631,674		563,160		330,963
Exercised during the year | Options	38,108
Outstanding at the end	1,487,689		894,123		330,963
WAEP of outstanding instruments - Options
Outstanding at the beginning		3.46		3.15
Granted during the year		6.24		3.64	€ 3.15
Outstanding at the end		€ 4.76		€ 3.46	€ 3.15